24. Debentures (Details 3) - Covenant	12 Months Ended
Dec. 31, 2017
DisclosureOfFinancialCovenantsLineItems [Line Items]
Company name	Copel
Contract	5th issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA, Debt service coverage ratio
Limit	less than or equal to 3.5, grater than or equal to 1.5
Company name	Copel
Contract	6th issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA, Debt service coverage ratio
Limit	less than or equal to 3.5, grater than or equal to 1.5
Company name	Copel GeT
Contract	1st issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA, Debt service coverage ratio
Limit	less than or equal to 3.5, grater than or equal to 1.5
Company name	Copel GeT
Contract	2nd issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA, Debt service coverage ratio
Limit	less than or equal to 3.5, grater than or equal to 1.5
Company name	Copel GeT
Contract	3rd issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA, Debt service coverage ratio
Limit	less than or equal to 3.5, grater than or equal to 1.5
Company name	Copel DIS
Contract	2nd issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA, Debt service coverage ratio
Limit	less than or equal to 3.5, grater than or equal to 1.5
Company name	Copel DIS
Contract	3rd issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA, Debt service coverage ratio
Limit	less than or equal to 3.5, grater than or equal to 1.5
Company name	Copel TEL
Contract	1st issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA, Debt service coverage ratio
Limit	less than or equal to 3.5, grater than or equal to 1.5
Company name	Copel TEL
Contract	2nd issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA, Debt service coverage ratio
Limit	less than or equal to 3.5, grater than or equal to 1.5
Company name	Elejor
Contract	2nd issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA
Limit	less than or equal to 4.0
Company name	Elejor
Contract	2nd issue of Debentures
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.2
Company name	Compagás
Contract	1st issue of Debentures
Financial index	Consolidated net debt / Consolidated EBITDA
Limit	less than or equal to 3.5
Company name	Compagás
Contract	2nd issue of Debentures
Financial index	General Indebtedness
Limit	less than or equal to 0.7
Company name	Nova Asa Branca I
Contract	2nd issue of Debentures
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	Nova Asa Branca II
Contract	2nd issue of Debentures
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	Nova Asa Branca III
Contract	2nd issue of Debentures
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	Nova Eurus IV
Contract	2nd issue of Debentures
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3
Company name	Ventos de Santo Uriel
Contract	2nd issue of Debentures
Financial index	Debt service coverage ratio
Limit	greater than or equal to 1.3